Consolidated Statements of Cash Flows $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash flows from operating activities:
Net Income (Loss)	$ 110	$ 29,146	$ (50,448)
Adjustments to reconcile consolidated net income (loss) to net cash provided by operating activities:
Depreciation and amortization	4,599	4,683	4,824
Amortization of right-of-use asset		264	525
Gain on disposal of property, plant and equipment	(17,395)
Impairment on real estate properties held for sale	429
Impairment on property, plant and equipment		3,404
Gain on lease termination		(2,360)
Share-based compensation expenses	5,078	6,241	21,517
Unrealized exchange (gain) loss	104	(263)	40
Deferred income taxes	(3,840)	(1,611)	(1,235)
Interest paid	(6,323)	(5,197)	(4,200)
Changes in current assets and liabilities:
Increase in accounts receivable	2,711	(164)	(112)
(Increase) decrease in prepaid expenses and other receivables	2,257	4,719	(4,607)
(Increase) decrease in rental deposits paid out as leasee		87	19
(Increase) decrease in real estate properties under development	3,659	(59)	67,941
Increase (decrease) in accrued expenses and other payables	1,914	(170,281)	156,175
Increase (decrease) in accounts payable	(68)	(1,346)	(16,376)
Decrease in lease liabilities		(194)	(405)
Increase (decrease) in advance from customers	(15,012)	10,428	(1,355)
Increase in rental deposits from customers	(1,641)	194	98
Increase (decrease) in contract liabilities	(2,348)	5,747	(52,237)
Increase (decrease) in amount due to shareholders and other related companies	1,852	1,677	(152,461)
Total adjustments	(24,024)	(144,031)	18,151
Net cash used in operating activities	(23,914)	(114,885)	(32,297)
Cash flows from investing activities:
Purchase of property, plant and equipment	(892)
Proceeds from disposal of property, plant and equipment and other assets	28,981
Redemption of marketable securities	38,521
Payments for purchases of short term invetments	(56,031)
Proceeds from disposal of short term investments		30,796	1,610
Net cash provided by (used in) investing activities	10,579	30,796	1,610
Cash flows from financing activities:
Repayment of bank and other loans	(136,044)	(32,723)	(15,572)
Proceeds from bank and other loans	164,853	24,744	6,274
Payment of principal from finance lease	(4)	(2)	(2)
Proceeds from shares issued on private placement			21,283
Payments of repurchase of shares	(1,121)
Net cash (used in) provided by financing activities	27,684	(7,981)	11,983
Net (decrease) increase in cash and cash equivalents and restricted cash	14,349	(92,070)	(18,704)
Cash and cash equivalents and restricted cash at beginning of year	33,275	113,791	137,957
Effect of exchange rate changes on cash and cash equivalents	6,020	11,554	(5,462)
Cash and cash equivalents and restricted cash at end of year	53,644	33,275	113,791
Supplemental schedule of cash flow information:
Cash paid for amounts included in the measurement of lease liabilities		(194)	(405)
Non-cash investing activities:
Increase (decrease) in construction in progress funded through accounts payable	10,954	(20)	(1,504)
Interest paid	(8,617)	(9,685)	(8,252)
Share-based compensation expenses	$ 5,078	$ 6,241	$ 21,517